CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net profit (loss)		$ 225,100	$ (71,821)	$ 53,410
Adjustments for non-cash items:
Unrealized (gain) loss on risk management contracts		(38,112)	16,649	18,353
Share-based compensation		10,044	14,039	7,155
Depletion and depreciation		147,168	127,333	135,184
Finance, non-cash		13,414	14,685	10,209
Unrealized loss (gain) on foreign exchange		4,804	(341)	813
Loss (gain) on warrant revaluation		10,611	96	(3,981)
Deferred income tax expense		31,720	0	0
Settlement of decommissioning obligations		(123)	0	0
Loss (gain) on debt		218	0	(88,160)
Loss on asset disposition		0	13,813	0
Non-cash settlement under long term retention program		0	527	0
Gain on farmout transaction		0	0	(3,496)
Realized foreign exchange loss on debt repayment		5,168	0	0
Change in non-cash working capital		(38,657)	6,131	(9,801)
Net cash from operating activities		371,355	121,111	119,686
FINANCING ACTIVITIES
Drawdown of bank debt		209,500	51,500	23,300
Repayment of bank debt		(136,000)	(108,800)	(149,700)
Repayment of term debt		(78,621)	0	0
Debt transaction costs		(218)	0	(1,186)
Issued Series IX first preferred shares, net of issue costs		0	34,977	102,512
Proceeds from common shares issued		14	0	22
Payment of lease obligations		(1,283)	(1,441)	(1,522)
Net cash used in financing activities		(6,608)	(23,764)	(26,574)
INVESTING ACTIVITIES
Additions to property, plant and equipment ("PP&E")		(383,876)	(138,544)	(94,362)
Proceeds from asset disposition		0	10,027	0
Net change in accounts payable related to the addition of PP&E		15,723	37,337	(18,966)
Net cash used in investing activities		(368,153)	(91,180)	(113,328)
Net change in cash		(3,406)	6,167	(20,216)
Cash, beginning of period		12,239	6,078	26,450
Foreign exchange revaluation		0	(6)	(156)
Cash, end of period	$ 8,833	8,833	$ 12,239	$ 6,078
Hammerhead Energy Inc. [Member]
OPERATING ACTIVITIES
Net profit (loss)	0
Adjustments for non-cash items:
Net cash from operating activities	0
FINANCING ACTIVITIES
Net cash used in financing activities	0
INVESTING ACTIVITIES
Net cash used in investing activities	0
Net change in cash	0
Cash, beginning of period	0
Cash, end of period	$ 0	$ 0